VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2014
VARIABLE INTEREST ENTITIES
Schedule of assets, liabilities, results of operations and cash flows of the consolidated VIEs

        The following tables set forth the assets, liabilities, results of operations and cash flows of the consolidated VIEs (in thousands):

	2013 RMB	2014 RMB	2014 US$
Amounts due from related parties	98,591	102,330	16,493
Other current assets	132,350	281,128	45,309

Total current assets	230,941	383,458	61,802

Intangible assets, net	5,592	5,234	844

Total assets	236,533	388,692	62,646

Accounts payable	7	7	1
Accrued expenses and other current liabilities	90,985	241,835	38,977
Amounts due to related parties	64,529	66,604	10,735

Total current liabilities	155,521	308,446	49,713

Deferred tax liabilities	1,399	1,310	211

Total liabilities	156,920	309,756	49,924

	2012 RMB	2013 RMB	2014 RMB	2014 US$
Net revenue	4,293	11,586	36,988	5,961
Net income/(loss)	487	927	(677)	(109)

	2012 RMB	2013 RMB	2014 RMB	2014 US$
Net cash provided by (used in) operating activities	(24,636)	(20,480)	(6,144)	(990)
Net cash provided by (used in) investing activities	3,657	(38,901)	35,406	5,706
Net cash provided by (used in) financing activities:	38,000	18,450	(18,450)	(2,974)

Net (increase) decrease in cash and cash equivalents	17,021	(40,931)	10,812	1,742